Segment Reporting - Information about Operations in Different Segments (Parenthetical) (Detail) - USD ($) $ in Thousands		1 Months Ended	3 Months Ended	12 Months Ended
		Jun. 30, 2014	Mar. 31, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Segment Reporting Information [Line Items]
Asset Impairment Charges			$ 4,000	$ 55,000	$ 7,000		$ 38,000
Property plant and equipment improvement		$ 1,000				$ 11,000
Capital expenditures	[1]			228,079	102,851	321,187
Accrued Capital Expenditures of 2016 [Member]
Segment Reporting Information [Line Items]
Capital expenditures				$ 4,000
Accrued Capital Expenditures of 2015 [Member]
Segment Reporting Information [Line Items]
Capital expenditures					$ 14,000
Accrued Capital Expenditures of 2014 [Member]
Segment Reporting Information [Line Items]
Capital expenditures						$ 27,000

[1]	Total capital expenditures represent expenditures for which cash payments were made during the period. Capital expenditures for 2016, 2015 and 2014 include $4 million, $14 million and $27 million of cash payments for accrued capital expenditures outstanding as of December 31, 2015, 2014 and 2013, respectively.